SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 13: SUBSEQUENT EVENTS

On October 10, 2013, options were exercised for 42,250 shares of common stock.

On November 22, 2013, 1.3 million shares of common stock were issued for consulting services.

On November 25, 2013, the Company conducted a final closing of the Private Placement pursuant to which an additional 50,000 units were sold to an affiliate of a director (which is part of the Selling Stockholders). Each unit consisted of one share of the Company’s common stock and a three-year warrant to purchase one share of the Company’s common stock.  The warrants included in the units have an exercise price of $0.50 per share. The purchase price of each unit was $0.50.

On December 23, 2013 and January 30, 2014, the Company sold an aggregate of 11,501,669 units to 15 accredited investors (who are part of the Selling Stockholders) for gross proceeds of $3,450,500 in a separate private placement (the “Second Private Placement”).  The units in the Second Private Placement consisted of 11,501,669 shares of the Company’s common stock and warrants to purchase an additional 12,421,807  shares of the Company’s common stock, which warrants include warrants to purchase 920,138 shares of the Company’s common stock issued to the placement agent in connection with their services.  The warrants in the Second Private Placement are for a term of five years and have an exercise price of $0.40 per share.

On December 30, 2013, the Company completed the repurchase of 2,184,583 shares of the Company’s Common stock owned by CMGO which shares were transferred to the Company in January, 2014 and retired to treasury. In connection, with the repurchase, the Company paid CMGO $573,000 and forgave a $50,000 payable from an affiliate of CMGO.

Effective January 27, 2014, the Company entered into agreements with Paul Arena.  Under an Executive Employment Agreement dated as of January 27, 2014 (the “Agreement”), Mr. Arena will have direct responsibility working in conjunction with the Company’s Chief Executive Officer, over operations, sales marketing, financial accounting and SEC reporting, operational budgeting, sales costing analysis, billing and auditor interfacing.  The initial term of Mr. Arena’s employment is two years.  Mr. Arena’s base salary is $275,000 per year.  Mr. Arena is to receive a signing bonus of $35,000 and is entitled to a quarterly bonus of up to $50,000 based on recognized revenues for the applicable quarter and additional bonuses at the discretion of the Company’s board of directors or compensation committee.  Mr. Arena has been granted five year warrants to purchase 250,000 shares of the Company’s common stock at an exercise price of $0.40 per share and stock options to purchase 1,500,000 shares at an exercise price of $0.40 per share subject to vesting as set forth in the Agreement.  Pursuant to a separate Performance Share Unit Agreement dated as of January 27, 2014 (the “PSU Agreement”), the Company granted to Mr. Arena an award of up to 3,000,000 PSUs.  Each PSU represents the right to receive one share of common stock.  The number of PSUs that Mr. Arena actually earns will be determined by the level of achievement of the performance goals set forth in the PSU Agreement.

NOTE 13: SUBSEQUENT EVENTS

On February 6, 2013 the Secured Promissory Note to CMGO Investors LLC described in Note 8 was repaid in full. Cash payments were made totaling $200,000 for principal and total interest in the amounts of $183,661 and $16,339, respectively. The remaining $241,339 of principal was repaid with the issuance of 1,998,402 shares of the Company’s common stock.

On March 19, 2013, the Company’s board of directors approved the issuance of warrants to James Crawford, Nathaniel Bradley and Sean Bradley to purchase up to 464,593, 1,696,155 and 1,491,924, respectively, shares of Company common stock. The warrants have an issuance date of March 19, 2013, expire on March 19, 2018, have a strike price of $0.25 per share, and vest in 1/3 increments on the annual anniversaries of the issuance. The warrants to purchase up to an aggregate of 3,652,672 shares of common stock were valued at $889,595 using a strike and value price of $0.25, term of 3.167 years, volatility of 250% and discount rate of 0.75%.

On March 22, 2013, the Company and AEAC entered into an Agreement and Plan of Merger (the “Merger Agreement”) pursuant to which AEAC would be merged with and into the Company (the “Merger”) with the Company being the surviving entity.  Pursuant to the Merger Agreement, each share of AEAC common stock issued and outstanding immediately prior to the Merger effective date would be converted into .94134 share of the Company’s common stock and the outstanding convertible debentures of AEAC (the “AEAC Debentures”) in the aggregate principal amount of $1,400,200, together with accrued interest thereon of $67,732, would be assumed by the Company and then exchanged for convertible debentures of the Company (the “AE Debentures”). Effective March 25, 2013, the Merger was completed.  In connection with the Merger, the stockholders of AEAC received on a pro rata basis the 24,004,143 shares of the Company’s common stock that were held by AEAC, and the former holders of the AEAC Debentures received an aggregate of 5,871,752 shares of the Company’s common stock pursuant to their conversion of all of the AE Debentures issued to replace the AEAC Debentures.  The principal assets of AEAC were certain rights to receive cash from the exploitation of the Company’s technology (the “Rights”) consisting of 50% of any cash received from income earned, settlements or judgments directly resulting from the Company’s patent strategy and a share of the Company’s net income for 2010, 2011 and 2012.  As a result of the Merger, the Rights have been extinguished.